DISCONTINUED OPERATIONS Cashflow of Disposal Group (Details) - USD ($) $ in Thousands				12 Months Ended
	Oct. 01, 2015	Oct. 01, 2014	Oct. 01, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of goodwill	$ 0	$ 0	$ 0	$ 8,000	$ 0	$ 0
Acquisitions, net of cash acquired				(20,991)	(2,940)	(6,751)
Purchase of property and equipment				(13,286)	(8,022)	(6,236)
Capitalized software development costs				(456)	(1,489)	(2,716)
Commercial Cyber Solutions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of goodwill				8,000
Hexis | Commercial Cyber Solutions | Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation and amortization expense				6,885	6,557	4,661
Impairment of goodwill				8,000	0	0
Loss on disposal of long-lived assets				1,148	0	0
Acquisitions, net of cash acquired				(240)	(2,940)	0
Purchase of property and equipment				(838)	(3,954)	(1,298)
Capitalized software development costs				$ 0	$ 0	$ (2,716)